EQUITY INCENTIVE PLANS - Disclosure of outstanding restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Incentive Plans [Abstract]
Number of shares issued or issuable on vesting at beginning of period	631,576	519,125
RSUs Granted	444,541	553,200
RSUs Converted to common shares	(267,907)	(330,349)
RSUs Forfeited	(152,467)	(110,400)
Number of shares issued or issuable on vesting at end of period	655,743	631,576